Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001650648
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	4D MOLECULAR THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39782
Entity Tax Identification Number	47-3506994
Entity Address, Address Line One	5858 Horton Street #455
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	505-2680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FDMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false